Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) - USD ($)				9 Months Ended
	Aug. 12, 2015	Dec. 04, 2014	Jul. 30, 2014	Sep. 30, 2015	Aug. 31, 2015	Aug. 11, 2015	Dec. 31, 2014
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Long-term Line of Credit, Noncurrent				$ 5,800,000			$ 4,716,000
Proceeds from Line of Credit Used to Secure Bond				200,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year				194,000
Long-term Debt, Maturities, Repayments of Principal in Year Two				10,957,000
Debt Instrument, Face Amount					$ 289,000
Gains (Losses) on Extinguishment of Debt				$ 289,000
Subsequent Event [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares)	300,000
Wells Fargo [Member] | Revolving Credit Facility [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 6,000,000	$ 5,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Increase (Decrease)	$ 1,000,000
Debt, Weighted Average Interest Rate				1.94%
Wells Fargo [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.75%
July 30, 2014 Warrants [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares)			800,000
December 4, 2014 Warrants [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares)		960,000
July 30, 2014 Agreement [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 5,000,000
Long-term Line of Credit				$ 5,800,000
December 4, 2014 Agreement [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 6,000,000
Long-term Line of Credit				$ 5,000,000
December 4, 2014 Agreement [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	7,000,000					$ 6,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Increase (Decrease)	1,000,000
Long-term Line of Credit, Noncurrent	$ 5,800,000